Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 92,936	$ 144,635
Trade accounts receivable, net	3,535	2,102
Prepayments and other assets	5,138	7,534
Due from related party (Note 4)	$ 0	$ 3,636
Accounts Receivable, after Allowance for Credit Loss, Current, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Inventories	$ 5,289	$ 6,817
Claims	914	1,599
Assets held for sale (Note 5)	22,294	0
Total current assets	130,106	166,323
Fixed assets
Advances for vessels under construction – related party (Notes 4, 5)	0	24,000
Vessels, net (Note 5)	2,275,594	1,757,897
Total fixed assets	2,275,594	1,781,897
Other non-current assets
Above market acquired charters (Note 6)	24,244	32,320
Deferred charges, net	4,944	289
Restricted cash (Note 7)	11,717	10,213
Derivative asset (Note 8)	2,983	0
Prepayments and other assets	3,025	5,722
Total non-current assets	2,322,507	1,830,441
Total assets	2,452,613	1,996,764
Current liabilities
Current portion of long-term debt, net (Note 7)	85,228	73,213
Trade accounts payable	11,206	8,322
Due to related parties (Note 4)	$ 5,575	$ 1,016
Accounts Payable, Current, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued liabilities	$ 39,131	$ 17,476
Deferred revenue	11,569	18,553
Total current liabilities	152,709	118,580
Long-term liabilities
Long-term debt, net (including $6,000 payable to related party as of June 30, 2023, and December 31, 2022) (Notes 4, 7)	1,534,194	1,215,865
Derivative liabilities (Note 8)	9,496	13,525
Below market acquired charters (Note 6)	98,701	10,368
Deferred revenue	8,130	0
Total long-term liabilities	1,650,521	1,239,758
Total liabilities	1,803,230	1,358,338
Commitments and contingencies (Note 12)	0	0
Total partners’ capital	649,383	638,426
Total liabilities and partners’ capital	$ 2,452,613	$ 1,996,764